Income Tax - Summary Of Temporary Difference, Unused Tax Losses And Unused Tax Credits (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	R$ 261,512	R$ 160,202	R$ 279,401	R$ 140,400	R$ 219,668	R$ 171,074
Deferred tax expense (income)	(17,890)	19,802	139,001	(79,268)	48,594
Deferred tax assets	261,512		284,533	152,425
Deferred tax liabilities			(5,132)	(12,025)
Tax Losses Carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	39,298		17,146	55,358
Deferred tax expense (income)	22,152	(29,611)	(38,212)	37,774	17,584
Goodwill on Business Combinations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	14,714		22,303	59,993
Deferred tax expense (income)	(7,589)	(9,068)	(37,690)	(56,789)	(51,327)
Provisions for IFAs Commissions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	64,669		68,041	31,031
Deferred tax expense (income)	(3,372)		37,010	4,744	26,156
Revaluations of Financial Assets at Fair Value [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(26,370)		25,259	1,397
Deferred tax expense (income)	(51,629)	(2,486)	23,862	(2,427)	4,030
Expected Credit Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	13,695		5,666	3,079
Deferred tax expense (income)	8,029	(75)	2,587	(2,345)	4,329
Financial Instruments Taxed on Redemption [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)				(13,041)
Deferred tax expense (income)		9,852	13,041	(6,230)	(6,811)
Profit Sharing Plan [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	71,309		141,136
Deferred tax expense (income)	(69,828)	51,494	141,136
Net Gain on Hedge Instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	22,706		(36,384)	(1,441)
Deferred tax expense (income)	59,091	(1,080)	(34,943)	(51,423)	49,382
ShareBase Compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	14,187		2,950
Deferred tax expense (income)	11,237		2,950
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	47,304		33,284	4,024
Deferred tax expense (income)	R$ 14,019	R$ 776	R$ 29,260	R$ (2,572)	R$ 5,251